STATEMENT OF INVESTMENTS
BNY Mellon Balanced Opportunity Fund

August 31, 2023 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 35.9%
Aerospace & Defense - .3%
HEICO Corp., Gtd. Notes	5.35	8/1/2033	71,000		70,418
Lockheed Martin Corp., Sr. Unscd. Notes	5.20	2/15/2055	320,000		318,713
RTX Corp., Sr. Unscd. Notes	4.13	11/16/2028	200,000		190,993
The Boeing Company, Sr. Unscd. Notes	3.20	3/1/2029	280,000		251,890
The Boeing Company, Sr. Unscd. Notes	3.63	2/1/2031	100,000		89,351
				921,365
Agriculture - .0%
Philip Morris International, Inc., Sr. Unscd. Notes	5.63	11/17/2029	50,000		50,580
Asset-Backed Certificates - .3%
CNH Equipment Trust, Ser. 2021-A, Cl. A3	0.40	12/15/2025	243,144		235,742
Dell Equipment Finance Trust, Ser. 2021-1, Cl. A3	0.43	5/22/2026	76,885	[a]	76,627
John Deere Owner Trust, Ser. 2023-B, Cl. A3	5.18	3/15/2028	225,000		225,064
New Economy Assets Phase 1 Sponsor LLC, Ser. 2021-1, Cl. A1	1.91	10/20/2061	495,000	[a]	427,556
				964,989
Asset-Backed Certificates/Auto Receivables - 1.3%
Carvana Auto Receivables Trust, Ser. 2021-P4, Cl. A3	1.31	1/11/2027	350,662		336,217
Enterprise Fleet Financing LLC, Ser. 2023-1, Cl. A3	5.42	10/22/2029	245,000	[a]	243,448
Hertz Vehicle Financing LLC, Ser. 2021-1A, CI. A	1.21	12/26/2025	575,000	[a]	544,607
Honda Auto Receivables Owner Trust, Ser. 2023-1, Cl. A3	5.04	4/21/2027	178,000		177,055
Hyundai Auto Receivables Trust, Ser. 2022-C, CI. A4	5.52	10/16/2028	376,000		378,926
Mercedes-Benz Auto Receivables Trust, Ser. 2023-1, CI. A3	4.51	11/15/2027	247,000		243,624
Nissan Auto Lease Trust, Ser. 2023-A, CI. A3	4.91	1/15/2026	348,000		344,961
OSCAR US Funding XI LLC, Ser. 2019-2A, Cl. A4	2.68	9/10/2026	130,270	[a]	129,092
OSCAR US Funding XII LLC, Ser. 2021-1A, Cl. A4	1.00	4/10/2028	380,000	[a]	355,115

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 35.9% (continued)
Asset-Backed Certificates/Auto Receivables - 1.3% (continued)
Toyota Auto Receivables Owner Trust, Ser. 2022-D, CI. A3	5.30	9/15/2027	579,000		578,805
Toyota Auto Receivables Owner Trust, Ser. 2023-A, CI. A3	4.63	9/15/2027	202,000		199,492
				3,531,342
Automobiles & Components - .3%
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.35	1/8/2031	280,000		217,721
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.40	4/10/2028	545,000		471,678
Stellantis Finance US, Inc., Gtd. Notes	2.69	9/15/2031	200,000	[a]	156,899
				846,298
Banks - 2.7%
Bank of America Corp., Sr. Unscd. Notes	1.20	10/24/2026	110,000		99,724
Bank of America Corp., Sr. Unscd. Notes	3.42	12/20/2028	105,000		96,335
Bank of America Corp., Sr. Unscd. Notes	3.97	2/7/2030	250,000		230,290
Bank of America Corp., Sr. Unscd. Notes	4.00	4/1/2024	68,000		67,338
Bank of America Corp., Sr. Unscd. Notes	5.29	4/25/2034	600,000	[b]	585,720
Barclays PLC, Sr. Unscd. Notes	3.93	5/7/2025	205,000		202,069
BNP Paribas SA, Sr. Unscd. Notes	1.68	6/30/2027	250,000	[a]	223,290
Citigroup, Inc., Sr. Unscd. Notes	3.88	10/25/2023	325,000		324,047
Citigroup, Inc., Sr. Unscd. Notes	4.65	7/30/2045	260,000		224,166
Citizens Bank NA, Sr. Unscd. Notes	3.75	2/18/2026	250,000		232,928
Cooperatieve Rabobank UA, Sr. Unscd. Notes	1.34	6/24/2026	280,000	[a]	258,189
ING Groep NV, Sr. Unscd. Notes	3.55	4/9/2024	200,000		197,203
JPMorgan Chase & Co., Sr. Unscd. Notes	0.65	9/16/2024	185,000		184,626
JPMorgan Chase & Co., Sr. Unscd. Notes	3.70	5/6/2030	400,000		365,392
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	1/29/2027	255,000		245,347
JPMorgan Chase & Co., Sr. Unscd. Notes	4.45	12/5/2029	185,000		176,447
JPMorgan Chase & Co., Sr. Unscd. Notes	5.35	6/1/2034	590,000	[b]	583,217
Lloyds Banking Group PLC, Sr. Unscd. Notes	1.63	5/11/2027	280,000		249,967
Morgan Stanley, Sr. Unscd. Notes	4.00	7/23/2025	75,000		72,796
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	300,000		285,057

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 35.9% (continued)
Banks - 2.7% (continued)
NatWest Group PLC, Sr. Unscd. Notes	1.64	6/14/2027	200,000		177,678
NatWest Group PLC, Sr. Unscd. Notes	4.27	3/22/2025	250,000		247,244
Royal Bank of Canada, Sr. Unscd. Notes	2.55	7/16/2024	230,000		223,876
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.81	4/23/2029	610,000		564,707
The Toronto-Dominion Bank, Sr. Unscd. Notes	5.52	7/17/2028	360,000		361,879
Truist Financial Corp., Sr. Unscd. Notes	2.50	8/1/2024	265,000		256,565
U.S. Bancorp, Sr. Unscd. Notes	2.40	7/30/2024	205,000		199,053
Wells Fargo & Co., Sr. Unscd. Notes	4.15	1/24/2029	405,000		382,213
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	320,000		306,577
				7,623,940
Beverage Products - .1%
Bacardi Ltd./Bacardi-Martini BV, Sr. Unscd. Notes	5.40	6/15/2033	191,000	[a]	186,251
Building Materials - .1%
Carrier Global Corp., Sr. Unscd. Notes	2.49	2/15/2027	235,000		213,720
Chemicals - .1%
Nutrien Ltd., Sr. Unscd. Notes	3.95	5/13/2050	220,000		165,281
The Sherwin-Williams Company, Sr. Unscd. Notes	2.30	5/15/2030	75,000		62,705
				227,986
Commercial & Professional Services - .1%
ERAC USA Finance LLC, Gtd. Notes	7.00	10/15/2037	292,000	[a]	328,883
Commercial Mortgage Pass-Through Certificates - .7%
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. A, (1 Month TSFR +1.18%)	6.50	12/15/2037	225,000	[a,c]	224,047
Citigroup Commercial Mortgage Trust, Ser. 2020-GC46, Cl. A2	2.71	2/15/2053	140,000		132,401
Commercial Mortgage Trust, Ser. 2014-UBS3, Cl. A3	3.55	6/10/2047	361,348		355,846
CSAIL Commercial Mortgage Trust, Ser. 2017-CX10, Cl. A4	3.19	11/15/2050	240,000		218,614
DBCG Mortgage Trust, Ser. 2017-BBG, Cl. A, (1 Month PRIME +0.00%)	8.50	6/15/2034	335,000	[a,c]	331,197
GS Mortgage Securities Trust, Ser. 2019-GC39, Cl. A3	3.31	5/10/2052	215,000		190,073
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A	2.93	1/17/2036	189,946	[a]	187,429

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 35.9% (continued)
Commercial Mortgage Pass-Through Certificates - .7% (continued)
Wells Fargo Commercial Mortgage Trust, Ser. 2014-LC18, Cl. A4	3.15	12/15/2047	141,325		135,927
Wells Fargo Commercial Mortgage Trust, Ser. 2020-C56, CI. A5	2.45	6/15/2053	135,000		111,962
WFRBS Commercial Mortgage Trust, Ser. 2014-C22, Cl. A4	3.49	9/15/2057	160,337		156,395
				2,043,891
Consumer Discretionary - .1%
Marriott International, Inc., Sr. Unscd. Notes, Ser. HH	2.85	4/15/2031	465,000		386,410
Diversified Financials - .6%
Aercap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	1.75	1/30/2026	225,000		203,782
Aercap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	3.30	1/30/2032	180,000		146,346
Air Lease Corp., Sr. Unscd. Notes	1.88	8/15/2026	215,000		192,499
Air Lease Corp., Sr. Unscd. Notes	2.88	1/15/2026	135,000		126,279
American Express Co., Sr. Unscd. Notes	2.50	7/30/2024	130,000		126,302
Capital One Financial Corp., Sr. Unscd. Notes	6.31	6/8/2029	198,000		198,018
Discover Financial Services, Sr. Unscd. Notes	6.70	11/29/2032	342,000		340,518
Intercontinental Exchange, Inc., Sr. Unscd. Notes	4.35	6/15/2029	130,000		124,683
Nasdaq, Inc., Sr. Unscd. Notes	5.95	8/15/2053	140,000		139,608
USAA Capital Corp., Sr. Unscd. Notes	2.13	5/1/2030	165,000	[a]	136,365
				1,734,400
Energy - .9%
Cameron LNG LLC, Sr. Scd. Notes	3.30	1/15/2035	260,000	[a]	215,476
Cheniere Corpus Christi Holdings LLC, Sr. Scd. Notes	3.70	11/15/2029	285,000	[b]	259,349
EIG Pearl Holdings SARL, Sr. Scd. Bonds	3.55	8/31/2036	385,000	[a]	320,817
Enbridge, Inc., Gtd. Notes	5.70	3/8/2033	188,000		188,175
Energy Transfer LP, Sr. Unscd. Notes	4.90	2/1/2024	225,000		223,877
Enterprise Products Operating LLC, Gtd. Notes	2.80	1/31/2030	185,000		160,457
Enterprise Products Operating LLC, Gtd. Notes	3.30	2/15/2053	190,000		130,102
Equinor ASA, Gtd. Notes	3.25	11/18/2049	130,000		92,162
Kinder Morgan Energy Partners LP, Gtd. Notes	5.00	3/1/2043	140,000		118,767
Kinder Morgan Energy Partners LP, Gtd. Notes	6.55	9/15/2040	210,000		208,903

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 35.9% (continued)
Energy - .9% (continued)
MPLX LP, Sr. Unscd. Notes	4.13	3/1/2027	110,000		105,369
MPLX LP, Sr. Unscd. Notes	5.20	3/1/2047	210,000		181,012
ONEOK, Inc., Gtd. Notes	5.65	11/1/2028	76,000		76,151
Spectra Energy Partners LP, Gtd. Notes	4.75	3/15/2024	75,000		74,541
Western Midstream Operating LP, Sr. Unscd. Notes	6.15	4/1/2033	42,000		41,836
				2,396,994
Environmental Control - .3%
Republic Services, Inc., Sr. Unscd. Notes	2.38	3/15/2033	525,000	[b]	417,849
Republic Services, Inc., Sr. Unscd. Notes	2.50	8/15/2024	100,000		96,991
Waste Management, Inc., Gtd. Notes	2.00	6/1/2029	145,000		122,977
Waste Management, Inc., Gtd. Notes	3.15	11/15/2027	100,000		93,342
				731,159
Food Products - .2%
Conagra Brands, Inc., Sr. Unscd. Notes	1.38	11/1/2027	180,000		153,066
Kraft Heinz Foods Co., Gtd. Notes	4.38	6/1/2046	270,000		223,574
Mondelez International, Inc., Sr. Unscd. Notes	2.13	3/17/2024	151,000		148,078
				524,718
Foreign Governmental - .5%
Hungary, Sr. Unscd. Notes	2.13	9/22/2031	200,000	[a]	154,254
Hungary, Sr. Unscd. Notes	5.25	6/16/2029	250,000	[a]	245,006
Italy, Sr. Unscd. Notes	1.25	2/17/2026	400,000		360,827
Italy, Sr. Unscd. Notes	2.88	10/17/2029	225,000		196,198
Mexico, Sr. Unscd. Notes	2.66	5/24/2031	310,000		257,256
Uruguay, Sr. Unscd. Bonds	4.38	1/23/2031	60,000	[b]	59,084
				1,272,625
Health Care - 1.4%
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	220,000		198,430
Amgen, Inc., Sr. Unscd. Notes	3.15	2/21/2040	255,000		190,440
Amgen, Inc., Sr. Unscd. Notes	5.65	3/2/2053	225,000		223,211
AstraZeneca PLC, Sr. Unscd. Notes	1.38	8/6/2030	160,000		127,363
Biogen, Inc., Sr. Unscd. Notes	2.25	5/1/2030	235,000		193,603
Bio-Rad Laboratories, Inc., Sr. Unscd. Notes	3.70	3/15/2032	430,000		376,791
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.20	6/15/2026	89,000		84,930
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.40	7/26/2029	25,000		23,170
Cencora, Inc., Sr. Unscd. Notes	3.25	3/1/2025	130,000		125,827
CVS Health Corp., Sr. Unscd. Notes	4.30	3/25/2028	50,000		48,049

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 35.9% (continued)
Health Care - 1.4% (continued)
CVS Health Corp., Sr. Unscd. Notes	5.05	3/25/2048	350,000		307,192
DH Europe Finance II SARL, Gtd. Notes	2.60	11/15/2029	180,000		158,808
GE HealthCare Technologies, Inc., Sr. Unscd. Notes	5.91	11/22/2032	380,000		389,869
Gilead Sciences, Inc., Sr. Unscd. Notes	3.65	3/1/2026	75,000		72,177
Gilead Sciences, Inc., Sr. Unscd. Notes	4.75	3/1/2046	110,000		100,235
Illumina, Inc., Sr. Unscd. Notes	5.75	12/13/2027	86,000		85,822
Medtronic, Inc., Gtd. Notes	4.63	3/15/2045	50,000		46,984
Merck & Co., Inc., Sr. Unscd. Notes	3.40	3/7/2029	60,000		55,907
Pfizer, Inc., Sr. Unscd. Notes	3.45	3/15/2029	55,000		51,607
Regeneron Pharmaceuticals, Inc., Sr. Unscd. Notes	1.75	9/15/2030	112,000		89,193
Royalty Pharma PLC, Gtd. Notes	2.15	9/2/2031	325,000	[b]	252,400
The Cigna Group, Gtd. Notes	4.38	10/15/2028	295,000		284,258
UnitedHealth Group, Inc., Sr. Unscd. Notes	2.88	8/15/2029	150,000		134,883
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.75	7/15/2045	155,000		144,173
Viatris, Inc., Gtd. Notes	2.70	6/22/2030	100,000		81,275
				3,846,597
Industrial - .1%
GE Capital Funding LLC, Gtd. Notes	4.55	5/15/2032	247,000		235,619
Insurance - .9%
American International Group, Inc., Sr. Unscd. Notes	3.90	4/1/2026	60,000		57,947
American International Group, Inc., Sr. Unscd. Notes	4.38	6/30/2050	200,000		166,042
Five Corners Funding Trust II, Sr. Unscd. Notes	2.85	5/15/2030	260,000	[a]	222,863
Jackson Financial, Inc., Sr. Unscd. Notes	3.13	11/23/2031	195,000		153,510
Massachusetts Mutual Life Insurance Co., Sub. Notes	3.38	4/15/2050	225,000	[a]	155,946
MassMutual Global Funding II, Scd. Notes	2.95	1/11/2025	200,000	[a]	193,111
Metropolitan Life Global Funding I, Sr. Scd. Notes	3.00	9/19/2027	545,000	[a]	498,522
New York Life Insurance Co., Sub. Notes	3.75	5/15/2050	205,000	[a]	153,161
Pacific Life Global Funding II, Scd. Notes	1.20	6/24/2025	375,000	[a]	347,464
Pacific Life Global Funding II, Scd. Notes	1.38	4/14/2026	270,000	[a]	243,273

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 35.9% (continued)
Insurance - .9% (continued)
Pricoa Global Funding I, Scd. Notes	2.40	9/23/2024	155,000	[a]	149,377
Principal Financial Group, Inc., Gtd. Notes	4.30	11/15/2046	125,000		98,210
				2,439,426
Internet Software & Services - .1%
Meta Platforms, Inc., Sr. Unscd. Notes	5.60	5/15/2053	225,000		226,087
Media - .4%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes	4.91	7/23/2025	185,000		181,828
Comcast Corp., Gtd. Notes	2.65	2/1/2030	335,000		291,508
Comcast Corp., Gtd. Notes	2.89	11/1/2051	210,000		134,774
Comcast Corp., Gtd. Notes	6.50	11/15/2035	43,000		47,563
The Walt Disney Company, Gtd. Notes	4.00	10/1/2023	55,000		54,925
The Walt Disney Company, Gtd. Notes	6.65	11/15/2037	245,000		276,297
				986,895
Metals & Mining - .2%
Anglo American Capital PLC, Gtd. Notes	2.63	9/10/2030	400,000	[a,b]	328,075
Glencore Funding LLC, Gtd. Notes	2.63	9/23/2031	415,000	[a]	330,723
				658,798
Municipal Securities - .5%
Arizona Department of Transportation Highway Fund, Revenue Bonds, Refunding	2.46	7/1/2030	45,000		38,995
California, GO, Ser. A	2.38	10/1/2026	230,000		213,193
Central Florida Tourism Oversight District, GO, Refunding, Ser. A	2.40	6/1/2032	65,000		53,205
Central Florida Tourism Oversight District, GO, Refunding, Ser. A	2.45	6/1/2033	65,000		52,270
Central Florida Tourism Oversight District, GO, Refunding, Ser. A	2.50	6/1/2034	50,000		39,545
Connecticut, GO, Ser. A	2.10	7/1/2025	40,000		37,943
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C	2.92	11/1/2050	160,000		115,126
Honolulu City & County Wastewater System, Revenue Bonds, Refunding, Ser. B	2.50	7/1/2027	25,000		23,080
Los Angeles Department of Water & Power, Revenue Bonds (Build America Bonds)	5.72	7/1/2039	120,000		125,950

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 35.9% (continued)
Municipal Securities - .5% (continued)
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. B	2.44	10/15/2027	115,000		104,462
Metropolitan Transportation Authority, Revenue Bonds (Build America Bonds)	6.55	11/15/2031	225,000		233,293
Metropolitan Transportation Authority, Revenue Bonds (Build America Bonds) Ser. A2	6.09	11/15/2040	10,000		10,685
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. C	2.55	10/1/2028	250,000		223,878
New York City, GO (Build America Bonds) Ser. D	5.99	12/1/2036	135,000		142,086
Wisconsin, Revenue Bonds, Refunding, Ser. A	2.20	5/1/2027	135,000		122,971
				1,536,682
Real Estate - 1.2%
Alexandria Real Estate Equities, Inc., Gtd. Notes	3.80	4/15/2026	225,000		216,011
Alexandria Real Estate Equities, Inc., Gtd. Notes	4.50	7/30/2029	165,000		156,446
American Homes 4 Rent LP, Sr. Unscd. Notes	2.38	7/15/2031	90,000		71,387
American Tower Corp., Sr. Unscd. Notes	5.55	7/15/2033	240,000		237,778
AvalonBay Communities, Inc., Sr. Unscd. Notes	3.30	6/1/2029	215,000		194,545
Crown Castle, Inc., Sr. Unscd. Notes	2.25	1/15/2031	740,000		594,927
Equinix, Inc., Sr. Unscd. Notes	2.50	5/15/2031	310,000		251,442
Extra Space Storage LP, Gtd. Notes	5.70	4/1/2028	64,000		64,335
Healthcare Realty Holdings LP, Gtd. Notes	3.10	2/15/2030	235,000		200,526
Prologis LP, Sr. Unscd. Notes	2.13	4/15/2027	40,000		36,067
Prologis LP, Sr. Unscd. Notes	2.25	4/15/2030	120,000		100,856
Realty Income Corp., Sr. Unscd. Notes	2.85	12/15/2032	225,000		182,558
SBA Tower Trust, Asset Backed Notes	2.84	1/15/2025	210,000	[a]	200,435
Simon Property Group LP, Sr. Unscd. Notes	3.50	9/1/2025	230,000		221,707
Spirit Realty LP, Gtd. Notes	2.10	3/15/2028	340,000		290,370
WP Carey, Inc., Sr. Unscd. Notes	2.25	4/1/2033	295,000		219,597
WP Carey, Inc., Sr. Unscd. Notes	2.40	2/1/2031	175,000		140,075
				3,379,062
Retailing - .2%
7-Eleven, Inc., Sr. Unscd. Notes	2.80	2/10/2051	280,000	[a]	170,824

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 35.9% (continued)
Retailing - .2% (continued)
Dollar General Corp., Sr. Unscd. Notes	3.50	4/3/2030	200,000	177,898
Dollar Tree, Inc., Sr. Unscd. Notes	4.20	5/15/2028	110,000	104,466
Lowe's Cos., Inc., Sr. Unscd. Notes	5.63	4/15/2053	230,000	223,600
				676,788
Semiconductors & Semiconductor Equipment - .2%
Broadcom, Inc., Sr. Unscd. Notes	3.42	4/15/2033	225,000	[a] 186,538
NXP BV/ NXP Funding LLC/ NXP USA, Inc., Gtd. Notes	2.65	2/15/2032	410,000	328,683
				515,221
Technology Hardware & Equipment - .1%
Dell International LLC/EMC Corp., Sr. Unscd. Notes	6.02	6/15/2026	68,000	68,734
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	4.90	10/15/2025	105,000	103,659
				172,393
Telecommunication Services - .6%
AT&T, Inc., Sr. Unscd. Notes	2.55	12/1/2033	438,000	334,374
Sprint Spectrum Co. LLC/ Sprint Spectrum Co. II LLC/ Sprint Spectrum Co. III LLC, Sr. Scd. Notes	4.74	3/20/2025	87,500	[a] 86,641
Telefonica Emisiones SA, Gtd. Notes	5.21	3/8/2047	150,000	125,799
T-Mobile USA, Inc., Gtd. Notes	2.55	2/15/2031	155,000	127,805
T-Mobile USA, Inc., Gtd. Notes	3.88	4/15/2030	270,000	246,538
T-Mobile USA, Inc., Gtd. Notes	5.20	1/15/2033	180,000	176,478
Verizon Communications, Inc., Sr. Unscd. Notes	2.36	3/15/2032	51,000	40,353
Verizon Communications, Inc., Sr. Unscd. Notes	3.88	2/8/2029	140,000	130,895
Verizon Communications, Inc., Sr. Unscd. Notes	4.02	12/3/2029	495,000	460,410
				1,729,293
Transportation - .4%
Canadian Pacific Railway Co., Gtd. Notes	2.45	12/2/2031	130,000	115,414
Canadian Pacific Railway Co., Gtd. Notes	3.00	12/2/2041	125,000	103,857
CSX Corp., Sr. Unscd. Notes	2.60	11/1/2026	380,000	352,010
CSX Corp., Sr. Unscd. Notes	3.35	11/1/2025	205,000	197,112
FedEx Corp., Gtd. Notes	4.40	1/15/2047	205,000	168,837
Ryder System, Inc., Sr. Unscd. Notes	5.25	6/1/2028	158,000	156,128
				1,093,358

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 35.9% (continued)
U.S. Government Agencies Collateralized Mortgage Obligations - .4%
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-2, Cl. A2C	2.75	9/25/2029	265,000	[d]	232,282
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-3, Cl. A2C	2.75	11/25/2029	255,000	[d]	217,977
Government National Mortgage Association, Ser. 2022-173, Cl. PQ	5.00	6/20/2051	491,536		479,460
Government National Mortgage Association, Ser. 2022-177, CI. PL	6.00	6/20/2051	250,984		255,632
				1,185,351
U.S. Government Agencies Collateralized Municipal-Backed Securities - .6%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K089, Cl. A2	3.56	1/25/2029	560,000	[d]	528,574
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K090, Cl. A2	3.42	2/25/2029	545,000	[d]	510,279
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K095, Cl. A2	2.79	6/25/2029	775,000	[d]	698,982
				1,737,835
U.S. Government Agencies Mortgage-Backed - 10.1%
Federal Home Loan Mortgage Corp.:
2.00%, 9/1/2050-12/1/2051			2,448,251	[d]	1,957,372
2.50%, 11/1/2027-9/1/2050			1,322,716	[d]	1,114,142
3.00%, 6/1/2031-12/1/2046			499,509	[d]	444,624
3.50%, 4/1/2035-9/1/2049			1,305,418	[d]	1,208,058
5.50%, 1/1/2036-8/1/2053			1,000,716	[d]	994,696
Federal National Mortgage Association:
1.50%, 3/1/2051			495,498	[d]	374,515
2.00%, 8/1/2036-12/1/2051			5,910,036	[d]	4,770,176
2.50%, 9/1/2028-1/1/2052			3,966,784	[d]	3,342,875
3.00%, 6/1/2028-12/1/2050			3,309,977	[d]	2,950,464
3.50%, 8/1/2034-10/1/2050			3,149,853	[d]	2,882,578
4.00%, 7/1/2042-8/1/2052			3,959,612	[d]	3,690,124
4.50%, 2/1/2039-10/1/2052			2,262,019	[d]	2,171,816
5.00%, 4/1/2035-12/1/2048			262,919	[d]	260,095
5.50%, 9/1/2034-5/1/2039			22,081	[d]	21,984
8.00%, 3/1/2030			72	[d]	72

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 35.9% (continued)
U.S. Government Agencies Mortgage-Backed - 10.1% (continued)
Government National Mortgage Association I:
5.50%, 4/15/2033			7,365		7,383
Government National Mortgage Association II:
3.00%, 1/20/2045-9/20/2051			1,287,261		1,141,395
3.50%, 7/20/2047-2/20/2052			809,340		738,616
4.00%, 10/20/2047-1/20/2048			197,319		186,823
4.50%, 7/20/2048			63,590		61,293
				28,319,101
U.S. Treasury Securities - 9.0%
U.S. Treasury Bonds	1.75	8/15/2041	5,675,000	[b]	3,815,551
U.S. Treasury Bonds	2.25	2/15/2052	6,280,000		4,238,509
U.S. Treasury Bonds	2.38	5/15/2051	2,353,000		1,635,887
U.S. Treasury Notes	0.88	9/30/2026	2,535,000		2,275,262
U.S. Treasury Notes	3.63	5/31/2028	2,250,000		2,188,521
U.S. Treasury Notes	3.63	3/31/2030	915,000	[b]	883,976
U.S. Treasury Notes	4.13	7/31/2028	4,314,000	[b]	4,289,060
U.S. Treasury Notes	4.75	7/31/2025	5,800,000	[b]	5,784,820
				25,111,586
Utilities - .9%
American Electric Power Co., Inc., Sr. Unscd. Notes	3.25	3/1/2050	155,000		102,048
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	3.25	4/15/2028	95,000		87,482
Consolidated Edison Company of New York, Inc., Sr. Unscd. Debs., Ser. 20A	3.35	4/1/2030	170,000		153,520
Dominion Energy, Inc., Sr. Unscd. Notes	3.90	10/1/2025	165,000		159,584
Duke Energy Corp., Sr. Unscd. Notes	3.15	8/15/2027	275,000		254,473
Electricite de France SA, Sr. Unscd. Notes	6.25	5/23/2033	200,000	[a]	205,980
Eversource Energy, Sr. Unscd. Notes, Ser. O	4.25	4/1/2029	215,000		204,520
Kentucky Utilities Co., First Mortgage Bonds	4.38	10/1/2045	105,000		86,325
Louisville Gas & Electric Co., First Mortgage Bonds	4.38	10/1/2045	125,000		102,406
NiSource, Inc., Sr. Unscd. Notes	5.25	3/30/2028	25,000		24,910
NiSource, Inc., Sr. Unscd. Notes	5.65	2/1/2045	230,000		221,484
NRG Energy, Inc., Sr. Scd. Notes	2.45	12/2/2027	440,000	[a]	373,978
Sempra, Sr. Unscd. Notes	3.40	2/1/2028	100,000		92,616
Sierra Pacific Power Co., Mortgage Notes, Ser. P	6.75	7/1/2037	25,000		26,428

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 35.9% (continued)
Utilities - .9% (continued)
Southern California Edison Co., First Mortgage Bonds	3.65	2/1/2050	40,000	29,055
Southern California Edison Co., First Mortgage Bonds, Ser. A	4.20	3/1/2029	235,000	223,127
The AES Corp., Sr. Unscd. Notes	5.45	6/1/2028	132,000	129,624
				2,477,560
Total Bonds and Notes (cost $111,901,260)			100,313,203
Description			Shares	Value ($)
Common Stocks - 56.8%
Advertising - .6%
Omnicom Group, Inc.			6,590	533,856
Publicis Groupe SA			7,278	568,690
The Interpublic Group of Companies, Inc.			16,271	530,597
				1,633,143
Aerospace & Defense - 1.3%
BAE Systems PLC			21,560	275,171
Howmet Aerospace, Inc.			22,393	1,107,782
Melrose Industries PLC			16,118	104,664
Northrop Grumman Corp.			2,373	1,027,723
The Boeing Company			4,527	[e] 1,014,184
				3,529,524
Agriculture - .5%
Bunge Ltd.			6,260	715,643
Imperial Brands PLC			11,677	264,710
Philip Morris International, Inc.			5,372	516,034
				1,496,387
Automobiles & Components - .5%
Cie Generale des Etablissements Michelin SCA			10,708	335,680
Daimler Truck Holding AG			2,279	80,290
General Motors Co.			14,070	471,486
Mercedes-Benz Group AG			6,728	492,739
				1,380,195
Banks - 1.4%
BNP Paribas SA			9,150	592,431
ING Groep NV			22,697	322,411
JPMorgan Chase & Co.			17,471	2,556,531
Mizuho Financial Group, Inc.			6,300	104,354
Sumitomo Mitsui Financial Group, Inc.			9,100	417,864
				3,993,591

Description	Shares	Value ($)
Common Stocks - 56.8% (continued)
Beverage Products - .2%
Diageo PLC	14,411	592,129
Building Materials - .5%
Heidelberg Materials AG	1,151	92,708
Trane Technologies PLC	6,140	1,260,296
		1,353,004
Chemicals - .3%
CF Industries Holdings, Inc.	6,071	467,892
Evonik Industries AG	11,173	214,504
Yara International ASA	2,525	92,363
		774,759
Commercial & Professional Services - 1.3%
Ashtead Group PLC	2,546	178,164
Block, Inc.	18,968	[e] 1,093,505
Brambles Ltd.	10,236	99,287
Cintas Corp.	1,885	950,361
CoStar Group, Inc.	17,171	[e] 1,407,850
		3,729,167
Consumer Discretionary - 1.5%
Aristocrat Leisure Ltd.	2,074	54,963
Bunzl PLC	2,364	84,750
Dolby Laboratories, Inc., Cl. A	5,745	485,280
Ferguson PLC	665	108,209
Hasbro, Inc.	4,806	346,032
International Game Technology PLC	20,871	668,289
ITOCHU Corp.	10,800	406,183
Las Vegas Sands Corp.	22,284	1,222,500
Peloton Interactive, Inc., Cl. A	43,385	[e] 276,796
Planet Fitness, Inc., Cl. A	8,190	[e] 497,952
Sony Group Corp.	2,400	200,337
		4,351,291
Consumer Durables & Apparel - .1%
Burberry Group PLC	9,047	250,303
LVMH Moet Hennessy Louis Vuitton SE	173	146,735
		397,038
Consumer Staples - .7%
Haleon PLC	21,596	88,229
Kenvue, Inc.	47,901	1,104,118
The Estee Lauder Companies, Inc., Cl. A	3,625	581,921
Unilever PLC	1,638	83,872
		1,858,140
Diversified Financials - 2.5%
Ameriprise Financial, Inc.	1,955	659,969

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 56.8% (continued)
Diversified Financials - 2.5% (continued)
ASX Ltd.	10,246	382,334
CME Group, Inc.	9,276	1,880,060
LPL Financial Holdings, Inc.	3,534	814,905
Morgan Stanley	7,519	640,243
Singapore Exchange Ltd.	28,700	204,507
The Charles Schwab Corp.	16,207	958,644
The Goldman Sachs Group, Inc.	1,595	522,697
Voya Financial, Inc.	15,515	1,081,085
		7,144,444
Electronic Components - .7%
AMETEK, Inc.	8,821	1,407,038
Casio Computer Co. Ltd.	15,600	138,475
Hubbell, Inc.	1,119	364,850
		1,910,363
Energy - 5.0%
BP PLC	32,854	202,895
ConocoPhillips	9,673	1,151,377
Eni SPA	20,073	310,908
EQT Corp.	76,346	3,299,674
Hess Corp.	9,038	1,396,371
Marathon Petroleum Corp.	10,593	1,512,363
Occidental Petroleum Corp.	25,328	1,590,345
OMV AG	4,276	198,311
Schlumberger NV	41,016	2,418,303
Shell PLC	16,843	514,535
Shell PLC, ADR	20,763	1,289,175
		13,884,257
Environmental Control - .2%
Waste Connections, Inc.	3,968	543,576
Financials - .5%
Ares Management Corp., Cl. A	12,617	1,305,103
Food Products - .2%
Koninklijke Ahold Delhaize NV	7,368	241,083
Tate & Lyle PLC	35,667	319,218
		560,301
Health Care - 11.1%
AbbVie, Inc.	8,532	1,253,863
Alcon, Inc.	5,831	483,915
Align Technology, Inc.	2,824	[e] 1,045,275
Alnylam Pharmaceuticals, Inc.	3,545	[e] 701,272
Baxter International, Inc.	8,296	336,818
Bayer AG	8,130	445,549
Becton, Dickinson & Co.	6,762	1,889,641
Biogen, Inc.	1,585	[e] 423,766

Description	Shares		Value ($)
Common Stocks - 56.8% (continued)
Health Care - 11.1% (continued)
BioMarin Pharmaceutical, Inc.	11,364	[e]	1,038,442
Bio-Techne Corp.	7,723		605,483
Boston Scientific Corp.	31,789	[e]	1,714,699
Centene Corp.	11,176	[e]	689,000
Danaher Corp.	11,073		2,934,345
DexCom, Inc.	8,648	[e]	873,275
Edwards Lifesciences Corp.	11,700	[e]	894,699
Eli Lilly & Co.	3,757		2,082,129
Euroapi SA	191	[e]	2,600
FUJIFILM Holdings Corp.	1,900		112,489
GE HealthCare Technologies, Inc.	6,796		478,778
Gilead Sciences, Inc.	10,708		818,948
Globus Medical, Inc., Cl. A	6,012	[e]	325,249
GSK PLC	27,162		477,870
Horizon Therapeutics PLC	4,096	[e]	461,783
Illumina, Inc.	5,058	[e]	835,683
Intuitive Surgical, Inc.	4,172	[e]	1,304,501
McKesson Corp.	1,405		579,310
Medtronic PLC	22,011		1,793,897
Novartis AG	979		98,981
Regeneron Pharmaceuticals, Inc.	1,126	[e]	930,628
Repligen Corp.	3,593	[e]	624,859
Roche Holding AG	1,888		556,344
Sanofi	5,369		574,270
Sanofi, ADR	12,121		644,595
Sarepta Therapeutics, Inc.	8,522	[e]	1,031,247
Shionogi & Co. Ltd.	3,800		167,598
Sonova Holding AG	548		144,979
The Cooper Companies, Inc.	1,498		554,245
UnitedHealth Group, Inc.	1,103		525,668
Zoetis, Inc.	3,002		571,911
		31,028,604
Industrial - 1.0%
ACS Actividades de Construccion y Servicios SA	3,356		117,870
Eaton Corp. PLC	4,261		981,607
Ingersoll Rand, Inc.	18,179		1,265,440
Mitsubishi Electric Corp.	6,700		87,448
Vinci SA	2,283		254,885
		2,707,250
Information Technology - 5.4%
Akamai Technologies, Inc.	6,784	[e]	712,931
Ansys, Inc.	3,625	[e]	1,155,904
Bill Holdings, Inc.	4,915	[e]	566,700

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 56.8% (continued)
Information Technology - 5.4% (continued)
CACI International, Inc., Cl. A	1,958	[e]	642,244
Dynatrace, Inc.	12,061	[e]	581,340
HubSpot, Inc.	2,486	[e]	1,358,649
International Business Machines Corp.	3,413		501,131
Microsoft Corp.	20,232		6,631,240
Roper Technologies, Inc.	2,416		1,205,729
Snowflake, Inc., Cl. A	4,325	[e]	678,376
Twilio, Inc., Cl. A	16,840	[e]	1,072,876
		15,107,120
Insurance - 4.0%
Allianz SE	850		206,783
American International Group, Inc.	13,132		768,485
Aon PLC, Cl. A	2,671		890,485
Assurant, Inc.	12,470		1,737,445
AXA SA	4,700		141,554
Berkshire Hathaway, Inc., Cl. B	8,859	[e]	3,191,012
Everest Group Ltd.	2,119		764,281
Hiscox Ltd.	25,195		318,372
Muenchener Rueckversicherungs-Gesellschaft AG	708		274,997
RenaissanceRe Holdings Ltd.	5,205		977,967
The Allstate Corp.	6,809		734,078
The Progressive Corp.	8,103		1,081,507
		11,086,966
Internet Software & Services - 6.1%
Alphabet, Inc., Cl. A	6,041	[e]	822,603
Alphabet, Inc., Cl. C	46,149	[e]	6,338,565
Amazon.com, Inc.	46,374	[e]	6,400,076
Chewy, Inc., Cl. A	13,195	[e]	316,416
Farfetch Ltd., Cl. A	15,379	[e]	43,830
Meta Platforms, Inc., Cl. A	1,039	[e]	307,430
Shopify, Inc., Cl. A	26,565	[e]	1,766,307
Trend Micro, Inc.	1,100		46,791
Uber Technologies, Inc.	20,148	[e]	951,590
		16,993,608
Media - .5%
Netflix, Inc.	1,462	[e]	634,040
The Walt Disney Company	7,696	[e]	644,001
		1,278,041
Metals & Mining - .9%
Alcoa Corp.	24,762		744,841
Freeport-McMoRan, Inc.	36,076		1,439,793

Description	Shares	Value ($)
Common Stocks - 56.8% (continued)
Metals & Mining - ..9% (continued)
Rio Tinto PLC	3,983	245,850
		2,430,484
Real Estate - .1%
Klepierre SA	4,781	126,496
Sun Hung Kai Properties Ltd.	15,500	174,520
		301,016
Retailing - .7%
Lululemon Athletica, Inc.	1,157	[e] 441,118
Restaurant Brands International, Inc.	7,788	540,877
RH	1,555	[e] 567,870
Ross Stores, Inc.	3,035	369,693
		1,919,558
Semiconductors & Semiconductor Equipment - 4.0%
Advantest Corp.	700	88,092
Applied Materials, Inc.	16,285	2,487,697
ASML Holding NV	570	375,731
Intel Corp.	18,864	662,881
Lam Research Corp.	483	339,259
Micron Technology, Inc.	13,962	976,502
NVIDIA Corp.	11,926	5,886,077
Renesas Electronics Corp.	10,900	[e] 183,583
STMicroelectronics NV	1,848	87,499
Tokyo Electron Ltd.	1,200	177,944
		11,265,265
Technology Hardware & Equipment - 3.0%
Apple, Inc.	40,624	7,632,031
Check Point Software Technologies Ltd.	3,780	[e] 508,750
Fujitsu Ltd.	1,100	137,637
Teleperformance SE	833	115,482
		8,393,900
Telecommunication Services - .8%
Cisco Systems, Inc.	28,594	1,639,866
Nippon Telegraph & Telephone Corp.	190,000	219,781
Orange SA	44,060	494,869
		2,354,516
Transportation - .6%
AP Moller - Maersk A/S, Cl. B	39	70,957
Deutsche Post AG	5,345	249,714
FedEx Corp.	3,994	1,042,514
Kuehne + Nagel International AG	791	238,101
		1,601,286

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares	Value ($)
Common Stocks - 56.8% (continued)
Utilities - .6%
Constellation Energy Corp.		13,115	1,366,059
Enel SPA		25,892	174,352
SSE PLC		10,197	210,104
			1,750,515
Total Common Stocks (cost $121,091,946)		158,654,541

Preferred Stocks - .1%
Automobiles & Components - .1%
Volkswagen AG (cost $262,276)	25.08	1,687	206,784

Exchange-Traded Funds - 3.2%
Registered Investment Companies - 3.2%
iShares Core U.S. Aggregate Bond ETF		41,789	4,045,175
iShares MSCI EAFE ETF		6,143	439,409
SPDR S&P 500 ETF Trust		9,981	4,494,943
Total Exchange-Traded Funds (cost $9,019,700)		8,979,527
Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 3.9%
Registered Investment Companies - 3.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $10,999,116)	5.41	10,999,116	[f] 10,999,116

Investment of Cash Collateral for Securities Loaned - 4.0%
Registered Investment Companies - 4.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $11,255,256)	5.41	11,255,256	[f] 11,255,256
Total Investments (cost $264,529,554)		103.9%	290,408,427
Liabilities, Less Cash and Receivables		(3.9%)	(10,808,794)
Net Assets		100.0%	279,599,633

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

GO—General Obligation

PRIME—Prime Lending Rate

SPDR—Standard & Poor's Depository Receipt

TSFR—Term Secured Overnight Financing Rate Reference Rates

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2023, these securities were valued at $8,591,459 or 3.07% of net assets.

b Security, or portion thereof, on loan. At August 31, 2023, the value of the fund’s securities on loan was $13,440,358 and the value of the collateral was $13,772,584, consisting of cash collateral of $11,255,256 and U.S. Government & Agency securities valued at $2,517,328. In addition, the value of collateral may include pending sales that are also on loan.

c Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Non-income producing security.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Balanced Opportunity Fund

August 31, 2023 (Unaudited)

The following is a summary of the inputs used as of August 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	-	4,496,331	-	4,496,331
Commercial Mortgage-Backed	-	2,043,891	-	2,043,891
Corporate Bonds	-	34,609,801	-	34,609,801
Equity Securities - Common Stocks	158,654,541	-	-	158,654,541
Equity Securities - Preferred Stocks	206,784	-	-	206,784
Exchange-Traded Funds	8,979,527	-	-	8,979,527
Foreign Governmental	-	1,272,625	-	1,272,625
Investment Companies	22,254,372	-	-	22,254,372
Municipal Securities	-	1,536,682	-	1,536,682
U.S. Government Agencies Collateralized Mortgage Obligations	-	1,185,351	-	1,185,351
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	1,737,835	-	1,737,835
U.S. Government Agencies Mortgage-Backed	-	28,319,101	-	28,319,101
U.S. Treasury Securities	-	25,111,586	-	25,111,586

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills)are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at August 31, 2023 is discussed below.

At August 31, 2023, accumulated net unrealized appreciation on investments was $25,878,873, consisting of $43,597,879 gross unrealized appreciation and $17,719,006 gross unrealized depreciation

At August 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.